Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization of intangible assets	¥ 10,723	¥ 10,422	¥ 10,177
Losses on impairment of goodwill	14,143	18,456	¥ 729
Telecommunications Equipment Group
Goodwill and Intangible Assets Disclosure [Line Items]
Losses on impairment of goodwill		¥ 18,456
Electronic Device Group
Goodwill and Intangible Assets Disclosure [Line Items]
Losses on impairment of goodwill	14,143
Liquid Crystal Displays Business | Electronic Device Group
Goodwill and Intangible Assets Disclosure [Line Items]
Losses on impairment of goodwill	¥ 14,143
Customer relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	11 years
Software
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	5 years
Patent rights
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	6 years
Trademark
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	14 years
Non-patent technology
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	7 years